SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Cost of revenues	$ (25,199)	¥ (176,222)	¥ (211,311)	¥ (332,774)
Fulfilment	(4,849)	(33,910)	(76,126)	(107,472)
Sales and marketing	(14,688)	(102,715)	(96,965)	(121,039)
Technology and content	(4,045)	(28,288)	(45,627)	(53,490)
General and administrative	(18,143)	(126,875)	(130,462)	(120,951)
Other operating income	1,083	7,574	6,544	14,898
Segment loss from operations	$ (20,508)	(143,420)	(136,296)	(80,619)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Cost of revenues		(176,222)	(211,311)	(332,774)
Fulfilment		(33,910)	(76,126)	(107,472)
Sales and marketing		(102,715)	(96,965)	(121,039)
Technology and content		(28,288)	(45,627)	(53,490)
General and administrative		(126,875)	(130,462)	(120,951)
Other operating income		7,574	6,544	14,898
Segment loss from operations		¥ (143,420)	¥ (136,296)	¥ (80,619)